SEGMENTS	12 Months Ended
Dec. 31, 2023
Segment Reporting [Abstract]
SEGMENTS	SEGMENTS
The Company operates as one reportable segment.

Entity wide disclosures

The Company attributes revenues from external customers to individual countries based on the customer’s billing address.

Net sales attributed to countries that represent a significant portion of consolidated net sales are as follows:

	December 31, 2023	December 31, 2022	December 31, 2021
France	1,398	—	—
US	210	—	5
Rest of the world	—	—	1
Total	1,608	—	6

Long-lived assets other than financial instruments attributed to countries that represent a significant portion of consolidated assets are as follows:

	December 31, 2023	December 31, 2022
Israel	20%	24%
UK	62%	56%
US	18%	20%
Germany	—	(*
*) Represents less than 1%